Earnings per Unit and Cash Distributions - Additional Information (Detail) - $ / shares			6 Months Ended
	Jun. 02, 2015	Jun. 27, 2014	Jun. 30, 2015	Jun. 30, 2014	May. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2013
Distribution Made to Limited Partner [Line Items]
Percentage of interest held by general partner	2.00%	2.00%	2.00%	2.00%
First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit			$ 0.43125
Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit			0.46875
Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit			0.5625
Minimum Quarterly Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distribution, per unit			$ 0.375
Additional Available Cash From Operating Surplus [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			98.00%
Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			85.00%
Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			75.00%
Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			50.00%
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest			67.30%
Number of common units and subordinated units outstanding			18,807,500	4,600,000	5,000,000	13,807,500	640,000	8,567,500
Percentage of partnership's units			100.00%
Common Units [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			98.00%
Common Units [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			98.00%
Common Units [Member] | Minimum Quarterly Distribution [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit			$ 0.375
Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of limited partner interest			30.70%
Number of common units and subordinated units outstanding			8,567,500			8,567,500		8,567,500
Percentage of partnership's units			100.00%
Subordinated Units [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			98.00%
Subordinated Units [Member] | Minimum Quarterly Distribution [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Distributions to each unitholder, Per unit			$ 0.375
General Partner Unit [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of interest held by general partner			2.00%
Number of General Partner Units Outstanding	102,041		558,674	93,877		456,633	13,062	349,694
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | First Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
General Partner Unit [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			2.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Second Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			13.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Third Target Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			23.00%
IDR Holders [Member] | Additional Available Cash From Operating Surplus [Member] | Target Distribution Thereafter [Member]
Distribution Made to Limited Partner [Line Items]
Percentage of operating surplus distributed to unitholders			48.00%